Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure Of Cash And Cash Equivalent Explanatory

As at December 31,	2023	2022
Cash	2,109	3,195
Short-Term Investments	118	1,329
	2,227	4,524